Debt (Details 2) (USD $) In Millions, unless otherwise specified		0 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended						12 Months Ended					12 Months Ended
	Jan. 28, 2012	Oct. 31, 2006 Senior Secured Term Loan Facility	Jan. 28, 2012 Senior Secured Term Loan Facility	Jan. 29, 2011 Senior Secured Term Loan Facility	Jan. 28, 2012 Senior Secured Term Loan Facility Maximum	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio 6.00:1.00 or greater	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio 6.00:1.00 or greater Minimum	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 6.00:1.00	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 6.00:1.00 Maximum	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 5.00:1.00	Jan. 28, 2012 Senior Secured Term Loan Facility Total leverage ratio less than 5.00:1.00 Maximum	Jan. 28, 2012 Senior Secured Term Loan Facility LIBOR	Jan. 28, 2012 Senior Secured Term Loan Facility Base rate	Jan. 28, 2012 Senior Secured Term Loan Facility Base rate using federal funds effective rate	Jan. 28, 2012 Senior Secured Term Loan Facility Base rate using prime rate of Deutsche Bank	Jan. 30, 2010 B-2 Term Loans	Nov. 05, 2009 B-2 Term Loans	Jan. 28, 2012 B-3 Term Loans	Dec. 15, 2011 B-3 Term Loans	Dec. 15, 2011 B-1 Term Loans	Jan. 28, 2012 B-1 Term Loans LIBOR	Jan. 28, 2012 B-1 Term Loans Base rate	Jan. 28, 2012 B-2 and B-3 Term Loans	Jan. 28, 2012 B-2 and B-3 Term Loans LIBOR	Jan. 28, 2012 B-2 and B-3 Term Loans Base rate
Debt
Aggregate principal amount of notes issued		$ 2,400
Face amount																	1,000		619	501
Variable interest rate basis, reference rate														federal funds effective rate
Margin added to reference rate for the variable interest rate basis														0.50%
Variable interest rate basis												LIBOR	base rate		prime rate
Margin added to variable interest rate basis (as a percent)																					2.25%	1.25%		4.50%	3.50%
Decrease to applicable margin based on corporate family rating (as a percent)			0.25%
Minimum increase in effective yield for any future extension (as a percent)																							0.25%
Expenses related to debt																3		3
Debt issuance costs that are being amortized as interest expense	133															1		6
Prepayment requirement as a percentage of net proceeds of any debt issued			100.00%
Prepayment requirement as a percentage of excess cash flows						50.00%		25.00%		0.00%
Total leverage ratio					5.00		6.00		6.00		5.00
Prepayment requirement as a percentage of principal amount, for certain asset sales or casualty events			100.00%
Security interest granted in voting stock of foreign subsidiaries (as a percent)			65.00%
Security interest granted in non-voting stock of foreign subsidiaries (as a percent)			100.00%
Voluntary prepayment			$ 50	$ 110